Severance Indemnities and Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans [Text Block]
8.    SEVERANCE INDEMNITIES AND PENSION PLANS
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥24,585	¥23,695	¥6,550	¥175	¥7,354	¥117
Interest cost on projected benefit obligation	5,545	5,596	8,667	575	7,255	402
Expected return on plan assets	(37,585)	(35,577)	(15,847)	(949)	(15,785)	(1,072)
Amortization of net actuarial loss	2,602	8,547	4,915	556	8,158	125
Amortization of prior service cost	(602)	(602)	(1,332)	(948)	(1,309)	(226)
Loss (gain) on settlements and curtailment	(2,347)	(1,084)	185	—	—	—

Net periodic benefit cost (income)	¥(7,802)	¥575	¥3,138	¥(591)	¥5,673	¥(654)